Combined Prospectus - Combined Prospectus: 1	May 14, 2026 USD ($) shares
Combined Prospectus Table
Rule 429	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount of Securities Previously Registered | shares	1,372,175
Maximum Aggregate Offering Price of Securities Previously Registered | $	$ 2,401,306.00
Form Type	S-3
File Number	333-287774
Initial Effective Date	Jun. 16, 2025
Combined Prospectus Note	Represents up to 1,372,175 shares of Common Stock of the Company that may be offered for sale by the selling stockholders on the terms and conditions described in the prospectus forms a part of the Company's registration statement on Form S-3 to which this exhibit relates. Estimated solely for the purpose of calculating the amount of registration fee pursuant to Rule 457(c) under the Securities Act. The proposed maximum offering price per unit and proposed maximum aggregate offering price are based the average of the high and low prices of KLXE Common Stock, on the Nasdaq Global Select Market on May 30, 2025 of $1.75. No registration fee is payable in connection with the 1,372,175 unsold shares of Common Stock that were previously registered on the Registrant's registration statement on Form S-3 (File No. 333-287774) on June 16, 2025 (the "Initial Registration Statement") because such securities are being transferred from the Initial Registration Statement to this Registration Statement pursuant to Rule 429 under the Securities Act. 1,372,175 unsold shares of Common Stock registered under the Initial Registration Statement are included in this Registration Statement. Pursuant to Rule 429(b) under the Securities Act, this Registration Statement, upon effectiveness, will constitute a post-effective amendment to the Initial Registration Statement, which post-effective amendment will become effective concurrently with the Registration Statement in accordance with Section 8(c) of the Securities Act.